Supplement to the April 30, 2008
Schwab Retirement Advantage Money Fund
and Schwab Investor Money Fund
Prospectus

THE INFORMATION PROVIDED IN THIS SUPPLEMENT IS AS OF FEBRUARY 20, 2009.

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

1.  Changes with respect to the Schwab Retirement Advantage Money Fund:
Charles Schwab & Co., Inc. (“Schwab”) and Charles Schwab Investment Management, Inc. (“CSIM”) may temporarily and voluntarily waive fees and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment in an effort to maintain certain net yields for the fund. Under an agreement with the fund, Schwab and/or CSIM may in the future recapture from the fund any excess fees or expenses waived and/or reimbursed under this arrangement. These reimbursement payments by the fund to Schwab and/or CSIM are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. Accordingly, the following paragraph is added to the footnote to the fund’s fee table in its Prospectus, listed above:

In addition, Schwab and the investment adviser also may waive and/or reimburse expenses to the extent necessary to maintain the fund’s net yield at a certain level as determined by Schwab and the investment adviser. Schwab and the investment adviser may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recapture could negatively affect the fund’s future yield.

2.  Changes with respect to the Schwab Investor Money Fund:
Charles Schwab & Co., Inc. (“Schwab”) and Charles Schwab Investment Management, Inc. (“CSIM”) may temporarily and voluntarily waive fees and/or reimburse expenses in an effort to maintain certain net yields for the fund. Under an agreement with the fund, Schwab and/or CSIM may in the future recapture from the fund any fees or expenses waived and/or reimbursed under this arrangement. Accordingly, the following paragraph is added as a footnote to the fund’s fee table in its Prospectus, listed above:

Schwab and the investment adviser may waive and/or reimburse expenses to the extent necessary to maintain the fund’s net yield at a certain level as determined by Schwab and the investment adviser. Schwab and the investment adviser may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recapture could negatively affect the fund’s future yield.

Please retain this supplement for your records.

Supplement to the April 30, 2008 Prospectuses listed below

Schwab Money Funds—Sweep Investments
Schwab Money Market Fund
Schwab Government Money Fund
Schwab Cash Reserves

Schwab Municipal Money Funds—Sweep Investments
Schwab AMT Tax-Free Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund

Schwab Advisor Cash Reserves—Sweep Investments

Schwab Municipal Money Fund
Schwab Value Advantage Money Fund—
Institutional and Select Shares

Schwab Value Advantage Investments
Schwab Value Advantage Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Municipal Money Fund
Schwab California AMT Tax-Free Money Fund
Schwab California Municipal Money Fund
Schwab New York AMT Tax-Free Money Fund

Schwab Value Advantage Money Fund—
Institutional Prime Shares

THE INFORMATION PROVIDED IN THIS SUPPLEMENT IS AS OF FEBRUARY 20, 2009.

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with such Prospectuses.

Changes with respect to each of the funds listed above:
Charles Schwab & Co., Inc. (“Schwab”) and Charles Schwab Investment Management, Inc. (“CSIM”) may temporarily and voluntarily waive fees and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment in an effort to maintain certain net yields for the fund. Under an agreement with the fund, Schwab and/or CSIM may in the future recapture from the fund any excess fees or expenses waived and/or reimbursed under this arrangement. These reimbursement payments by the fund to Schwab and/or CSIM are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. Accordingly, the following paragraph is added to the footnote to the fund’s fee table in its Prospectus or Prospectuses, listed above:

In addition, Schwab and the investment adviser also may waive and/or reimburse expenses to the extent necessary to maintain the fund’s net yield at a certain level as determined by Schwab and the investment adviser. Schwab and the investment adviser may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recapture could negatively affect the fund’s future yield.

Please retain this supplement for your records.